Provisions	12 Months Ended
Dec. 31, 2024
Additional provisions, other provisions [abstract]
Provisions
24. Provisions
24.1 Details of provisions as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Provisions for credit losses of unused loan commitments	￦	379,666	￦	297,855
Provisions for credit losses of acceptances and guarantees		183,454		56,097
Provisions for credit losses of financial guarantee contracts		6,500		7,378
Provisions for restoration costs		155,214		180,590
Others		719,584		385,712

	￦	1,444,418	￦	927,632

24.2 Changes in provisions for credit losses of unused loan commitments, and acceptances and guarantees for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	2023
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
Beginning	￦	179,885	￦	151,067	￦	11,230	￦	26,906	￦	118,724	￦	7,899
Transfer between stages:
Transfer to 12-month expected credit losses		60,499		(58,210)		(2,289)		421		(421)		—
Transfer to lifetime expected credit losses		(17,814)		18,142		(328)		(356)		457		(101)
Impairment		(476)		(2,177)		2,653		(3,994)		(113)		4,107
Provision (reversal) for credit losses		8,946		26,988		(553)		7,708		28,401		(7,603)
Others (exchange differences, etc.)		1,634		508		(39)		164		1,149		106

Ending	￦	232,674	￦	136,318	￦	10,674	￦	30,849	￦	148,197	￦	4,408

(In millions of Korean won)
	2024
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
Beginning	￦	232,674	￦	136,318	￦	10,674	￦	30,849	￦	148,197	￦	4,408
Transfer between stages:
Transfer to 12-month expected credit losses		90,484		(84,851)		(5,633)		87,306		(87,306)		—
Transfer to lifetime expected credit losses		(19,576)		20,367		(791)		(464)		464		—
Impairment		(720)		(2,150)		2,870		(52)		(85)		137
Provision (reversal) for credit losses		(88,390)		9,139		(5,210)		(90,285)		(58,819)		9,309
Others (exchange differences, etc.)		2,523		152		(25)		12,111		36		291

Ending	￦	216,995		78,975		1,885		39,465		2,487		14,145

24.3 Changes in provisions for credit losses of financial guarantee contracts for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Beginning	￦	2,955	￦	6,500
Provision		3,545		15,779
Others		—		(14,901)

Ending	￦	6,500	￦	7,378

24.4 Changes in provisions for restoration costs for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Beginning	￦	159,033	￦	155,214
Provision		6,885		7,846
Reversal		(3,681)		(1,422)
Used		(14,534)		(4,632)
Unwinding of discount		6,177		5,221
Effect of changes in discount rate		1,334		18,363

Ending	￦	155,214	￦	180,590

Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.
24.5 Changes in other provisions for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	2023
	Membership rewards program		Dormant accounts		Litigations		Others 1, 3		Total
Beginning 1	￦	46	￦	2,794	￦	113,527	￦	159,635	￦	276,002
Increase		64		4,686		78,392		391,849		474,991
Decrease		(63)		(4,121)		(10,358)		(19,602)		(34,144)
Others		—		—		4,106		(1,371)		2,735

Ending 1, 3	￦	47	￦	3,359	￦	185,667	￦	530,511	￦	719,584

(In millions of Korean won)
	2024
	Membership rewards program		Dormant accounts		Litigations		Others 1, 2, 3		Total
Beginning 1	￦	47	￦	3,359	￦	185,667	￦	530,511	￦	719,584
Increase		80		2,803		53,125		806,860		862,868
Decrease		(54)		(3,009)		(84,490)		(1,115,767)		(1,203,320)
Others		—		—		1,912		4,668		6,580

Ending 1, 2, 3	￦	73	￦	3,153	￦	156,214	￦	226,272	￦	385,712

24.5 Changes in other provisions for the years ended December 31, 2023 and 2024, are as follows (cont’d):

1	Includes other provisions of ￦333,290 million and ￦17,064 million related to the Livelihood finance support program as of December 31, 2023 and 2024, respectively.
2	Includes other provisions of ￦55,182 million related to the voluntary compensation for the performance of the Hang Seng China Enterprise Index as of December 31, 2024.
3
Includes other provisions of ￦59,823 million and ￦33,776 million related to the completion guarantee management-type land trust business agreement of KB Real Estate Trust Co., Ltd. as of December 31, 2023 and 2024, respectively.